Trade Accounts Receivable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	R$ 3,866,429	R$ 3,451,869
Current	3,761,170	3,342,050
Noncurrent	105,259	109,819
Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	3,282,379
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	462,649
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	121,401
Electricity Sales To Final Customers And Charges For Use Of The System Copel D I S [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	2,981,740	2,513,664
Electricity Sales To Final Customers And Charges For Use Of The System Copel D I S [Member] | Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	2,428,632
Electricity Sales To Final Customers And Charges For Use Of The System Copel D I S [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	395,161
Electricity Sales To Final Customers And Charges For Use Of The System Copel D I S [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	157,947
Electricity Sales To Final Customers [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	217,801	208,631
Electricity Sales To Final Customers [Member] | Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	207,084
Electricity Sales To Final Customers [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	4,414
Electricity Sales To Final Customers [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	6,303
Other Consumers Receivables [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	202,315	111,436
Other Consumers Receivables [Member] | Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	90,694
Other Consumers Receivables [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	71,771
Other Consumers Receivables [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	39,850
Energy Supply Concessionaires And Permission Holder And Trading Companies [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	471,087	483,218
Energy Supply Concessionaires And Permission Holder And Trading Companies [Member] | Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	437,348
Energy Supply Concessionaires And Permission Holder And Trading Companies [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	24,184
Energy Supply Concessionaires And Permission Holder And Trading Companies [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	9,555
C C E E [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	189,713	196,627
C C E E [Member] | Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	70,048
C C E E [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable
C C E E [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	119,665
Charges For Use Of The Transmission System [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	86,155	71,466
Charges For Use Of The Transmission System [Member] | Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	68,161
Charges For Use Of The Transmission System [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	7,314
Charges For Use Of The Transmission System [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	10,680
Gas distribution [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable		138,770
Gas distribution [member] | Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable
Gas distribution [member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable
Gas distribution [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable
Expected Credit Losses [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	(282,382)	R$ (271,943)
Expected Credit Losses [Member] | Balance Falling Due [Member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	(19,588)
Expected Credit Losses [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	(40,195)
Expected Credit Losses [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade Accounts Receivable	R$ (222,599)